Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets before allowances [Member] | 0 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	$ 2,072,225	$ 1,413,525
Commercial loans	19,653,330	19,177,970
Residential mortgage loans	11,051,530	10,103,531
Consumer loans	4,633,879	4,013,200
Financial assets before allowances [Member] | 1 to 29 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	102,567	116,307
Commercial loans	274,566	209,078
Residential mortgage loans	173,094	113,040
Consumer loans	157,080	124,422
Financial assets before allowances [Member] | 30 to 59 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	95,919	68,970
Residential mortgage loans	68,590	35,687
Consumer loans	77,179	52,105
Financial assets before allowances [Member] | 60 to 89 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	36,642	19,771
Residential mortgage loans	30,675	19,095
Consumer loans	41,116	21,308
Financial assets before allowances [Member] | > = 90 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	248,288	196,543
Residential mortgage loans	98,433	75,175
Consumer loans	85,976	35,978
Financial assets before allowances [Member] | Subtotal [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	2,174,792	1,529,832
Commercial loans	20,308,745	19,672,332
Residential mortgage loans	11,422,322	10,346,528
Consumer loans	4,995,230	4,247,013
Financial assets before allowances [Member] | Total Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Total Loans	38,901,089	35,795,705
Allowances Established [Member] | 0 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	(1,196)	(60)
Commercial loans	(199,029)	(222,812)
Residential mortgage loans	(22,002)	(19,552)
Consumer loans	(274,951)	(216,681)
Allowances Established [Member] | 1 to 29 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	(445)	(21)
Commercial loans	(18,961)	(13,461)
Residential mortgage loans	(11,591)	(7,329)
Consumer loans	(60,740)	(42,598)
Allowances Established [Member] | 30 to 59 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	(13,563)	(9,442)
Residential mortgage loans	(8,043)	(3,885)
Consumer loans	(37,047)	(24,763)
Allowances Established [Member] | 60 to 89 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	(8,193)	(3,892)
Residential mortgage loans	(3,733)	(2,038)
Consumer loans	(22,870)	(10,999)
Allowances Established [Member] | > = 90 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	(81,721)	(69,234)
Residential mortgage loans	(5,277)	(6,182)
Consumer loans	(53,888)	(20,628)
Allowances Established [Member] | Subtotal [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	(1,641)	(81)
Commercial loans	(321,467)	(318,841)
Residential mortgage loans	(50,646)	(38,986)
Consumer loans	(449,496)	(315,669)
Allowances Established [Member] | Total Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Total Loans	(823,250)	(673,577)
Net financial assets [Member] | 0 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	2,071,029	1,413,465
Commercial loans	19,454,301	18,955,158
Residential mortgage loans	11,029,528	10,083,979
Consumer loans	4,358,928	3,796,519
Net financial assets [Member] | 1 to 29 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	102,122	116,286
Commercial loans	255,605	195,617
Residential mortgage loans	161,503	105,711
Consumer loans	96,340	81,824
Net financial assets [Member] | 30 to 59 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	82,356	59,528
Residential mortgage loans	60,547	31,802
Consumer loans	40,132	27,342
Net financial assets [Member] | 60 to 89 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	28,449	15,879
Residential mortgage loans	26,942	17,057
Consumer loans	18,246	10,309
Net financial assets [Member] | > = 90 days [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks
Commercial loans	166,567	127,309
Residential mortgage loans	93,156	68,993
Consumer loans	32,088	15,350
Net financial assets [Member] | Subtotal [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Loans and advances to Banks	2,173,151	1,529,751
Commercial loans	19,987,278	19,353,491
Residential mortgage loans	11,371,676	10,307,542
Consumer loans	4,545,734	3,931,344
Net financial assets [Member] | Total Loans [Member]
Financial Assets at Amortized Cost (Details) - Schedule of concentration of credit risk [Line Items]
Total Loans	$ 38,077,839	$ 35,122,128